Offerings	Nov. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99541
Maximum Aggregate Offering Price	$ 746,557,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,297.95
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospe ct
us for the related offering of $1,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $1,492,687,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99484
Maximum Aggregate Offering Price	$ 746,130,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,232.51
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospe ct
us for the related offering of $1,500,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $1,492,687,500.